UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edward B. Goodnow

Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-03087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter J. Gavey
Title:    General Partner
Phone:    203-655-6272


Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                May 13, 2005
------------------------         ---------------            ----------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $228,342
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number              Name


                                                     FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2    COLUMN 3      COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                               TITLE                      VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP         (x1000)   PRN AMT   PRN CALL   DISCRETION  MGRS    SOLE    SHARED   NONE
--------------                 --------     -----         -------   -------   --- ----   ----------  ----    ----    ------   ----
ALLIANT TECHSYSTEMS INC        COM          018804104      8,175     114420   SH                              Sole             0
AMPHENOL CORP                  CL A         032095101     10,925     294960   SH                              Sole             0
BEAZER HOMES USA INC           COM          07556Q105      3,007      60315   SH                              Sole             0
BERKSHIRE HATHAWAY INC-DEL     CL A         084670108     31,320        360   SH                              Sole             0
BRIGGS & STRATTON CORP         COM          109043109      2,425      66600   SH                              Sole             0
CAREER EDUCATION CORP          COM          141665109      9,893     288760   SH                              Sole             0
CARMAX INC                     COM          143130102      2,568      81510   SH                              Sole             0
CIRCOR INTL INC                COM          17273K109      2,875     116630   SH                              Sole             0
COPART INC                     COM          217204106        589      25000   SH                              Sole             0
CREDIT ACCEPTANCE CORP-MICH    COM          225310101      6,654     336409   SH                              Sole             0
DEVON ENERGY CORP NEW          COM          25179M103      3,183      66660   SH                              Sole             0
DIRECTV GROUP INC              COM          25459L106      4,260     295409   SH                              Sole             0
DOLLAR GEN CORP                COMMON       256669102      7,195     328381   SH                              Sole             0
ECHOSTAR COMMUNICATIONS NEW    CL A         278762109      9,127     312020   SH                              Sole             0
GENESEE & WYOMING INC          CL A         371559105      7,249     279790   SH                              Sole             0
HENRY SCHEIN INC               COM          806407102      2,479      69160   SH                              Sole             0
HUTTIG BLDG PRODS INC          COM          448451104      2,615     239240   SH                              Sole             0
IAC INTERACTIVECORP            COM          44919P102      6,771     304060   SH                              Sole             0
IDX SYS CORP                   COM          449491109      4,473     128800   SH                              Sole             0
INTERPOOL INC                  COM          46062R108     15,850     717180   SH                              Sole             0
LABORATORY CORP AMER HLDGS     NEW          50540R409     12,347     256170   SH                              Sole             0
LENNAR CORP                    CL A         526057104      4,969      87660   SH                              Sole             0
LIBERTY MEDIA CORP NEW         COM SER A    530718105      5,610     540968   SH                              Sole             0
LIBERTY MEDIA INTL INC         COM SER A    530719103     10,235     234005   SH                              Sole             0
LIFELINE SYS INC               COM          532192101      6,689     220597   SH                              Sole             0
MEDCOHEALTH SOLUTIONS INC      COM          58405U102     12,661     255410   SH                              Sole             0
OVERSTOCK COM INC DEL          COM          690370101      7,986     185762   SH                              Sole             0
POWERWAVE TECHNOLOGIES INC     COM          739363109      1,548     200000   SH                              Sole             0
SEALED AIR CORP NEW            COM          81211K100     10,390     200038   SH                              Sole             0
SEI INVESTMENTS CO             COM          784117103      5,027     139015   SH                              Sole             0
SUMTOTAL SYS INC               COM          866615107      3,432     630866   SH                              Sole             0
VALUEVISION MEDIA INC          CL A         92047K107      3,424     276800   SH                              Sole             0
VICOR CORP                     COM          925815102      1,978     189500   SH                              Sole             0
WORLD AIR                      OTC IS       98142V104        413      60000   SH                              Sole             0
                                                         228,342




02810.0001 #571003